FOR CONTRACTS ISSUED IN NEW YORK ONLY

Rate Sheet Prospectus Supplement dated March 18, 2024 to the Prospectus dated November 28, 2023 and the Initial Summary Prospectus dated November 28, 2023 for

MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated November 28, 2023 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,
•	RetirePay Charges, and
•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after April 1, 2024 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after April 1, 2024 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates have decreased,
•	RetirePay Charges have increased, or
•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor
•	Contact us toll-free at (800) 272-2216
•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate based on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person (or the youngest Covered Person for a Joint Life Version). Once the contract is issued, the Withdrawal Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.20%	4.40%	4.60%	4.80%	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%
62 – 66	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%
67 – 71	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
72 – 76	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%	8.15%
77 – 81	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%	8.20%	8.40%	8.60%	8.80%
82 – 86			8.60%	8.80%	9.00%	9.20%	9.40%	9.60%	9.80%	10.00%	10.20%
87 – 91								11.00%	11.20%	11.40%	11.60%
92+											13.00%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.65%	3.85%	4.05%	4.25%	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%
62 – 66	4.30%	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%
67 – 71	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
72 – 76	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%
77 – 81	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%	7.85%	8.05%	8.25%
82 – 86			8.05%	8.25%	8.45%	8.65%	8.85%	9.05%	9.25%	9.45%	9.65%
87 – 91								10.45%	10.65%	10.85%	11.05%
92+											12.45%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•	Single Life Highest Anniversary Value Step-up Charge	1.45%
•	Joint Life Highest Anniversary Value Step-up Charge	1.45%
•	Single Life Highest Quarterly Value Step-up Charge	1.60%
•	Joint Life Highest Quarterly Value Step-up Charge	1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges at any time, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge can be found in the “RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation

MML Balanced Allocation

MML Blend

MML Conservative Allocation

MML Growth Allocation

MML iShares® 80/20 Allocation

MML iShares® 60/40 Allocation

MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts:
MML Dynamic Bond
MML Inflation-Protected and Income
MML Managed Bond
MML Short-Duration Bond
MML Total Return Bond
MML U.S. Government Money Market
Allocation Category 2	40%	70%
Available sub-accounts:
MML American Funds Growth
MML Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Fundamental Value
MML Global
MML High Yield
MML Income & Growth
MML International Equity
MML Large Cap Growth
MML Mid Cap Growth
MML Mid Cap Value
MML Small Cap Equity
MML Small Cap Growth Equity
MML Strategic Emerging Markets

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%
Available sub-accounts:
Delaware Ivy VIP Asset Strategy
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
Janus Henderson Global Technology and Innovation
MML Equity
MML Equity Rotation
MML Small Company Value
MML Small/Mid Cap Value
MML Sustainable Equity
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. No change will be made without prior approval of the New York State Department of Financial Services. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.